Investments - Schedule of Maturities of Loans Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Scheduled Loan Receivable Maturities [Line Items]
Remainder of 2025	$ 11,438
2026	19,035	$ 12,241
2027	9,214	11,825
2028	11,372	2,994
2029	11,260	4,578
2030	199,374	4,168
Thereafter	287,667	223,558
Total principal payments	549,360	259,364
Scheduled Principal Payments
Scheduled Loan Receivable Maturities [Line Items]
Remainder of 2025	1,715
2026	8,500	1,813
2027	9,214	1,990
2028	9,500	2,570
2029	9,760	2,625
2030	7,561	2,668
Thereafter	76,808	72,292
Total principal payments	123,058	83,958
Balloon Payments
Scheduled Loan Receivable Maturities [Line Items]
Remainder of 2025	9,723
2026	10,535	10,428
2027	0	9,835
2028	1,872	424
2029	1,500	1,953
2030	191,813	1,500
Thereafter	210,859	151,266
Total principal payments	$ 426,302	$ 175,406